Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

Note 9 - Deposits

	December 31,
	2012	2011
	(In Thousands)

Demand:
Non-interest bearing	$85,950	$78,589
NOW	120,765	112,605
Money market	63,834	67,592
	270,549	258,786

Savings and club	256,769	265,546
Certificates of deposit	413,468	453,291

	$940,786	$977,623

At December 31, 2012 and 2011, certificates of deposit of $100,000 or more totaled approximately $234.6 million and $255.2 million respectively.

The scheduled maturities of certificates of deposit at December 31, 2012, were as follows (In thousands):

Amount

2013	$ 286,161
2014	72,881
2015	20,942
2016	18,278
2017	15,008
Thereafter	198
$ 413,468